Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 115,147
Purchased for cancellation	(140)
Balance at end of period	$ 127,192	$ 115,147
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,402,373	1,385,591
Issued in connection with share-based compensation plans | shares	1,746	740
Issued in connection with dividend reinvestment plan | shares	11,850	16,042
Purchased for cancellation | shares	(889)
Balance at end of period | shares	1,415,080	1,402,373
Balance at beginning of period	$ 19,398	$ 17,318
Issued in connection with share-based compensation plans	168	68
Issued in connection with dividend reinvestment plan	1,460	2,012
Purchased for cancellation	(13)
Balance at end of period	$ 21,013	$ 19,398
Balance at end of period | $ / shares	$ 5.6	$ 5.34
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(1,862)	(2,680)
Balance at end of period | shares	(576)	(1,862)
Balance at beginning of period	$ (231)	$ (334)
Balance at end of period	$ (61)	$ (231)
Purchases | shares	(43,995)	(30,195)
Sales | shares	45,281	31,013
Purchases	$ (5,302)	$ (3,556)
Sales	$ 5,472	$ 3,659
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,400,511
Balance at end of period | shares	1,414,504	1,400,511
Balance at beginning of period	$ 19,167
Balance at end of period	$ 20,952	$ 19,167
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	106,765
Balance at end of period | shares	69,100	106,765
Balance at beginning of period	$ 7,323
Balance at end of period	$ 9,020	$ 7,323
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(9)	(12)
Balance at end of period | shares	13	(9)
Balance at beginning of period	$ (9)	$ (5)
Balance at end of period	$ 11	$ (9)
Purchases | shares	(1,921)	(1,924)
Sales | shares	1,943	1,927
Purchases	$ (1,225)	$ (519)
Sales	1,245	515
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	7,314
Balance at end of period	$ 9,031	$ 7,314
Balance at end of period | shares	69,113	106,756
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000	6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150	$ 150
Dividends declared per share | $ / shares	$ 1.23	$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000	6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150	$ 150
Dividends declared per share | $ / shares	$ 1.23	$ 1.23
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares		20,000
Balance at beginning of period	$ 500
Balance at end of period		$ 500
Dividends declared per share | $ / shares	$ 0.69	$ 0.93
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares		20,000
Balance at beginning of period	$ 500
Balance at end of period		$ 500
Dividends declared per share | $ / shares	$ 0.68	$ 0.91
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000	24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600	$ 600
Dividends declared per share | $ / shares	$ 0.8	$ 0.8
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000	12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300	$ 300
Dividends declared per share | $ / shares	$ 0.75	$ 0.75
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	14,000
Balance at end of period | shares	14,000	14,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350	$ 350
Dividends declared per share | $ / shares	$ 1.4	$ 1.2
Series BT non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	750
Balance at end of period | shares	750	750
Balance at beginning of period	$ 750
Balance at end of period	$ 750	$ 750
Dividends declared per share	4.20%	4.20%
Series BU noncumulative 5year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	750
Balance at end of period	$ 750
Dividends declared per share	7.408%
Series BW noncumulative 5year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	600
Balance at end of period	$ 600
Dividends declared per share	6.698%
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	15
Balance at end of period | shares		15
Balance at beginning of period	$ 23
Balance at end of period		$ 23
Dividends declared per share | $ / shares			$ 67.5
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,750
Balance at end of period | shares	1,750	1,750
Balance at beginning of period	$ 1,750
Balance at end of period	$ 1,750	$ 1,750
Dividends declared per share	4.50%	4.50%	4.50%
Series 2 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,250
Balance at end of period | shares	1,250	1,250
Balance at beginning of period	$ 1,250
Balance at end of period	$ 1,250	$ 1,250
Dividends declared per share	4.00%	4.00%	4.00%
Series 3 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,000
Balance at end of period | shares	1,000	1,000
Balance at beginning of period	$ 1,000
Balance at end of period	$ 1,000	$ 1,000
Dividends declared per share	3.65%	3.65%	3.65%
Series 4 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	1,000
Balance at end of period	$ 1,370
Dividends declared per share	7.50%